Financial assets and financial liabilities (Tables)	12 Months Ended
Dec. 31, 2023
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Summary of Financial Assets and Financial Liabilities

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total
		RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2022

Financial assets
Trade and bills receivable	15	3,259,800	3,227,295	—	6,487,095
Other receivables	15	434,750	—	—	434,750
Cash and bank balances	16	4,850,743	—	—	4,850,743

		8,545,293	3,227,295	—	11,772,588

Financial liabilities
Trade and other payables	22	—	—	8,270,148	8,270,148
Loans and borrowings	26	—	—	2,341,432	2,341,432
Other financial liability	28	—	—	45,950	45,950

		—	—	10,657,530	10,657,530

	Note	Financial assets at amortized costs	Fair Value through OCI	Other financial liabilities at amortized cost	Total	Total
		RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2023

Financial assets
Trade and bills receivable	15	3,582,800	3,829,777	—	7,412,577	1,043,495
Other receivables	15	823,650	—	—	823,650	115,949
Cash and bank balances	16	6,039,471	—	—	6,039,471	850,199

		10,445,921	3,829,777	—	14,275,698	2,009,643

Financial liabilities
Trade and other payables	22	—	—	9,335,062	9,335,062	1,314,131
Loans and borrowings	26	—	—	2,540,294	2,540,294	357,607
Other financial liability	28	—	—	67,050	67,050	9,439

		—	—	11,942,406	11,942,406	1,681,177

Schedule of Changes in Liabilities Arising From Financing Activities
Changes in liabilities arising from financing activities

	January 1, 2022	Cash flows	Addition	Accretion of interest	Termination	Translation reserve	Others	December 31, 2022
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
As of December 31, 2022

Loans and borrowings
- current	2,103,000	(61,568)	—	—	—	—	100,000	2,141,432
- non-current	100,000	200,000	—	—	—	—	(100,000)	200,000
Lease liabilities
- current	27,125	(26,144)	—	1,547	(6,187)	239	34,853	31,433
- non-current	13,406	—	49,735	—	—	(80)	(34,853)	28,208
Other financial liability	—	—	45,675	275	—	—	—	45,950

Total liabilities from financing activities	2,243,531	112,288	95,410	1,822	(6,187)	159	—	2,447,023

	January 1, 2023	Cash flows	Addition	Accretion of interest	Termination	Translation reserve	Others	December 31, 2023	December 31, 2023
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	US$’000
As of December 31, 2023

Loans and borrowings
- current	2,141,432	(291,138)	—	—	—	—	—	1,850,294	260,473
- non-current	200,000	490,000	—	—	—	—	—	690,000	97,134
Lease liabilities
- current	31,433	(43,073)	—	1,969	(1,382)	—	44,325	33,272	4,684
- non-current	28,208	—	32,084	—	—	42	(44,325)	16,009	2,254
Other financial liability	45,950	—	18,372	2,728	—	—	—	67,050	9,439

Total liabilities from financing activities	2,447,023	155,789	50,456	4,697	(1,382)	42	—	2,656,625	373,984